Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region
	Year ended December 31,
	2020	2019	2018
	(U.S. $ in thousands)
Americas
Products	$205,741	$257,119	$251,589
Service	$137,736	158,743	158,152
Total Americas	$343,477	415,862	409,741

EMEA
Products	78,105	98,693	119,151
Service	23,479	26,274	28,011
Total EMEA	101,584	124,967	147,162

Asia Pacific
Products	55,936	74,934	85,764
Service	19,820	20,317	20,570
Total Asia Pacific	75,756	95,251	106,334

Total Revenues	$520,817	$636,080	$663,237

Schedule of disaggregation of revenues

	Year ended December 31,
	2020	2019	2018
Revenues recognized in point in time from:
Products	$339,782	$430,746	$456,504
Services	40,405	43,885	130,973
Total revenues recognized in point in time	380,187	474,631	587,477

Revenues recognized over time from:
Services	140,630	161,449	75,760
Total revenues recognized over time	140,630	161,449	75,760

Total Revenues	$520,817	$636,080	$663,237

Schedule of changes in deferred revenue
	December 31,	December 31,
	2020	2019
	U.S. $ in thousands
Deferred revenue*	63,392	68,307